Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Allowance for Credit Losses [Roll Forward]
Beginning of period	$ (78)	$ (77)	$ (80)	$ (78)
Credit loss expense	(10)	(7)	(24)	(14)
Credit loss deferral	(8)	(12)	(7)	(17)
Write-offs, net of recoveries	20	19	36	32
Foreign exchange	(1)	3	(2)	3
End of period	$ (77)	$ (74)	$ (77)	$ (74)